Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	11 Months Ended	12 Months Ended		18 Months Ended	23 Months Ended	24 Months Ended	30 Months Ended	35 Months Ended	36 Months Ended	42 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 21, 2023	Oct. 13, 2020	Aug. 31, 2016	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2026	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000188888 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Income Advantage U.S. Fund (Class R6)
Accumulated Value			$ 10,000				$ 11,187			$ 12,753			$ 11,356			$ 11,396		$ 13,930		$ 12,586	$ 14,145	$ 16,794	$ 19,227	$ 22,363
C000021883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Income Advantage U.S. Fund (Class R5)
Accumulated Value			10,000				11,220			12,798			11,395			11,424		13,963		12,630	14,180	16,850	19,268	22,366
C000057286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Income Advantage U.S. Fund (Investor Class)
Accumulated Value			10,000				11,173			12,684			11,251			11,235		13,664		12,322	13,794	16,355	18,644	21,617
C000071346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Income Advantage U.S. Fund (Class Y)
Accumulated Value			10,000				11,189			12,743			11,324			11,338		13,832		12,503	14,030	16,675	19,040	22,129
C000021882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Income Advantage U.S. Fund (Class R)
Accumulated Value			10,000				11,142			12,618			11,162			11,115		13,492		12,126	13,546	16,022	18,215	21,065
C000021881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Income Advantage U.S. Fund (Class C) —including sales charge
Accumulated Value			10,000				11,087			12,489			10,984			10,888		13,146		11,764	13,084	15,388	17,531	20,328
C000021879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Income Advantage U.S. Fund (Class A) —including sales charge
Accumulated Value			9,450				10,551			11,983			10,625			10,609		12,910		11,635	13,040	15,452	17,604	20,417
C000032264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Floating Rate ESG Fund (Class A) —including sales charge
Accumulated Value			9,750				10,338			10,814			11,084			10,921		12,003		11,846	12,818	13,868	14,724	15,099
C000032266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Floating Rate ESG Fund (Class C) —including sales charge
Accumulated Value			10,000				10,551			10,968			11,200			10,978		12,007		11,788	12,691	13,662	14,505	14,874
C000032267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Floating Rate ESG Fund (Class R)
Accumulated Value			10,000				10,562			11,021			11,269			11,092		12,141		11,954	12,921	13,925	14,770	15,110
C000071348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Floating Rate ESG Fund (Class Y)
Accumulated Value			10,000				10,629			11,146			11,454			11,313		12,465		12,332	13,376	14,507	15,440	15,872
C000032268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Floating Rate ESG Fund (Class R5)
Accumulated Value			10,000				10,629			11,146			11,459			11,320		12,461		12,331	13,380	14,512	15,448	15,883
C000120775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Floating Rate ESG Fund (Class R6)
Accumulated Value			10,000				10,639			11,168			11,487			11,374		12,506		12,382	13,462	14,590	15,564	16,013
C000120776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Global Real Estate Income Fund (Class R6)
Accumulated Value			10,000				10,309			10,686			11,656			10,703		13,414		11,651	11,369	12,914	12,896	14,154
C000039693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Global Real Estate Income Fund (Class R5)
Accumulated Value			10,000				10,310			10,666			11,624			10,663		13,351		11,561	11,286	12,796	12,784	14,006
C000071349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Global Real Estate Income Fund (Class Y)
Accumulated Value			10,000				10,291			10,638			11,593			10,626		13,291		11,537	11,240	12,733	12,714	13,929
C000272210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Global Real Estate Income Fund (Class R)
Accumulated Value			10,000				10,251			10,544			11,431			10,428		12,969		11,194	10,865	12,243	12,151	13,244
C000039692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Global Real Estate Income Fund (Class C) —including sales charge
Accumulated Value			10,000				10,199			10,437			11,261			10,223		12,655		10,864	10,489	11,761	11,702	12,785
C000039690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Global Real Estate Income Fund (Class A) —including sales charge
Accumulated Value			9,450				9,711			10,014			10,883			9,953		12,410		10,738	10,448	11,803	11,743	12,832
C000076854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Core Plus Bond Fund (Class A) —including sales charge
Accumulated Value			9,575				9,851			9,702			10,631			11,406		11,768		10,099	10,039	10,988	11,353	11,611
C000076856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Core Plus Bond Fund (Class C) —including sales charge
Accumulated Value			10,000				10,202			9,981			10,846			11,562		11,830		10,083	9,949	10,809	11,167	11,420
C000076857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Core Plus Bond Fund (Class R)
Accumulated Value			10,000				10,253			10,082			11,010			11,794		12,128		10,390	10,303	11,249	11,594	11,827
C000076858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Core Plus Bond Fund (Class Y)
Accumulated Value			10,000				10,304			10,184			11,185			12,031		12,444		10,708	10,672	11,710	12,129	12,435
C000076859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Core Plus Bond Fund (Class R5)
Accumulated Value			10,000				10,308			10,187			11,180			12,035		12,438		10,710	10,674	11,712	12,131	12,426
C000120777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Core Plus Bond Fund (Class R6)
Accumulated Value			10,000				10,312			10,187			11,197			12,050		12,474		10,747	10,702	11,748	12,174	12,492
C000120778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equity and Income Fund (Class R6)
Accumulated Value			10,000				11,250			12,222			12,154			12,636		16,616		15,618	16,486	19,367	21,199	24,277
C000084370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equity and Income Fund (Class R5)
Accumulated Value			10,000				11,228			12,198			12,107			12,589		16,527		15,538	16,391	19,241	21,045	24,058
C000084369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equity and Income Fund (Class Y)
Accumulated Value			10,000				11,232			12,196			12,097			12,570		16,494		15,485	16,343	19,158	20,947	23,963
C000084371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equity and Income Fund (Class R)
Accumulated Value			10,000				11,171			12,064			11,908			12,307		16,074		15,033	15,764	18,403	20,026	22,790
C000084368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equity and Income Fund (Class C) —including sales charge
Accumulated Value			10,000				11,121			11,948			11,739			12,076		15,692		14,592	15,238	17,696	19,318	22,017
C000084366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equity and Income Fund (Class A) —including sales charge
Accumulated Value			9,450				10,587			11,456			11,346			11,747		15,390		14,412	15,170	17,739	19,364	22,085
C000084376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Growth and Income Fund (Class A) —including sales charge
Accumulated Value			9,450				11,047			12,368			11,751			11,235		16,360		15,722	16,979	20,780	23,089	27,443
C000084378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Growth and Income Fund (Class C) —including sales charge
Accumulated Value			10,000				11,600			12,895			12,164			11,550		16,693		15,928	17,082	20,744	23,049	27,387
C000084381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Growth and Income Fund (Class R)
Accumulated Value			10,000				11,655			13,020			12,334			11,772		17,091		16,383	17,654	21,543	23,882	28,311
C000084379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Growth and Income Fund (Class Y)
Accumulated Value			10,000				11,713			13,151			12,522			12,006		17,522		16,885	18,282	22,428	24,981	29,761
C000084380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Growth and Income Fund (Class R5)
Accumulated Value			10,000				11,726			13,174			12,555			12,049		17,596		16,959	18,378	22,548	25,130	29,948
C000120779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Growth and Income Fund (Class R6)
Accumulated Value			10,000				11,736			13,198			12,585			12,090		17,671		17,044	18,484	22,693	25,310	30,184
C000120780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equally-Weighted S&P 500 Fund (Class R6)
Accumulated Value			10,000				11,284			13,197			13,235			14,356		20,430		18,684	20,267	24,179	26,348	31,168
C000084405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equally-Weighted S&P 500 Fund (Class Y)
Accumulated Value			10,000				11,269			13,162			13,186			14,287		20,309		18,554	20,109	23,964	26,087	30,834
C000084407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equally-Weighted S&P 500 Fund (Class R)
Accumulated Value			10,000				11,213			13,035			12,992			14,005		19,808		18,009	19,418	23,030	24,943	29,336
C000084404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equally-Weighted S&P 500 Fund (Class C) —including sales charge
Accumulated Value			10,000				11,156			12,913			12,806			13,736		19,346		17,496	18,774	22,155	24,058	28,364
C000084406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Equally-Weighted S&P 500 Fund (Class A) —including sales charge
Accumulated Value			9,450				10,623			12,378			12,367			13,365		18,953		17,272	18,674	22,199	24,106	28,424
C000084420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco S&P 500 Index Fund (Class A) —including sales charge
Accumulated Value			9,450				10,919			12,990			13,297			16,134		21,049		18,586	21,436	27,105	31,225	37,405
C000084422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco S&P 500 Index Fund (Class C) —including sales charge
Accumulated Value			10,000				11,467			13,549			13,766			16,576		21,490		18,830	21,559	27,057	31,170	37,332
C000265797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco S&P 500 Index Fund (Class R)
Accumulated Value			10,000				11,526			13,678			13,966			16,901		21,995		19,375	22,290	28,119	32,311	38,617
C000084423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco S&P 500 Index Fund (Class Y)
Accumulated Value			10,000				11,583			13,818			14,180			17,246		22,558		19,967	23,087	29,263	33,801	40,581
C000188891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco S&P 500 Index Fund (Class R6)
Accumulated Value			10,000				11,574			13,811			14,177			17,254		22,578		20,004	23,152	29,374	33,962	40,814
C000120781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco American Franchise Fund (Class R6)
Accumulated Value			10,000				12,472			15,060			15,310			22,341		27,801		20,378	24,741	32,643	39,332	42,369
C000095845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco American Franchise Fund (Class R5)
Accumulated Value			10,000				12,463			15,035			15,266			22,265		27,691		20,281	24,598	32,442	39,073	42,045
C000084427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco American Franchise Fund (Class Y)
Accumulated Value			10,000				12,447			15,015			15,239			22,210		27,613		20,231	24,528	32,341	38,937	41,907
C000095844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco American Franchise Fund (Class R)
Accumulated Value			10,000				12,393			14,869			15,017			21,775		26,936		19,630	23,690	31,072	37,233	39,873
C000084426 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco American Franchise Fund (Class C) —including sales charge
Accumulated Value			10,000				12,323			14,717			14,784			21,333		26,265		19,042	22,863	29,841	35,845	38,482
C000084424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco American Franchise Fund (Class A) —including sales charge
Accumulated Value			9,450				11,735			14,118			14,289			20,779		25,766		18,827	22,774	29,954	35,981	38,606
C000160735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Short Duration High Yield Municipal Fund (Class A) —including sales charge
Accumulated Value			9,750				9,953			10,298			11,027			10,675		11,582		10,763	10,705	11,597	11,724	12,320
C000160736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Short Duration High Yield Municipal Fund (Class C) —including sales charge
Accumulated Value			10,000				10,132			10,404			11,059			10,634		11,442		10,551	10,425	11,210	11,333	11,907
C000160737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Short Duration High Yield Municipal Fund (Class Y)
Accumulated Value			10,000				10,224			10,615			11,395			11,059		12,016		11,195	11,174	12,122	12,286	12,942
C000160738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Short Duration High Yield Municipal Fund (Class R5)
Accumulated Value			10,000				10,234			10,615			11,405			11,082		12,055		11,220	11,248	12,231	12,410	13,078
C000188892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Short Duration High Yield Municipal Fund (Class R6)
Accumulated Value			10,000				10,221			10,601			11,390			11,056		12,021		11,208	11,195	12,153	12,328	12,979
C000209155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Short Term Municipal Fund (Class R6)
Accumulated Value			10,000				10,153			10,227			10,573			10,861		11,005		10,922	11,151	11,614	11,931	12,242
C000209154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Short Term Municipal Fund (Class Y)
Accumulated Value			10,000				10,178			10,278			10,646			10,900		11,035		10,915	11,166	11,590	11,928	12,232
C000209156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Short Term Municipal Fund (Class A)
Accumulated Value			10,000				10,153			10,227			10,567			10,793		10,871		10,754	10,974	11,362	11,664	11,930
C000209161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Senior Floating Rate Fund (Class A) —including sales charge
Accumulated Value			9,675				10,375			10,824			10,707			9,719		10,919		10,962	11,918	13,032	13,865	14,263
C000209162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Senior Floating Rate Fund (Class C) —including sales charge
Accumulated Value			10,000				10,643			11,021			10,808			9,751		10,872		10,819	11,674	12,690	13,500	13,874
C000209160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Senior Floating Rate Fund (Class R)
Accumulated Value			10,000				10,684			11,132			10,971			9,946		11,131		11,163	12,088	13,205	13,992	14,388
C000209159 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Senior Floating Rate Fund (Class Y)
Accumulated Value			10,000				10,751			11,258			11,149			10,156		11,425		11,513	12,529	13,755	14,670	15,137
C000209158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Senior Floating Rate Fund (Class R5)
Accumulated Value			10,000				10,724			11,188			11,070			10,096		11,357		11,456	12,474	13,702	14,601	15,080
C000209157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Senior Floating Rate Fund (Class R6)
Accumulated Value			10,000				10,759			11,263			11,180			10,197		11,481		11,564	12,611	13,857	14,791	15,277
C000209173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Large Cap Fund (Class R6)
Accumulated Value			10,000				11,839			14,291			14,814			20,729		27,074		20,761	24,101	31,943	37,839	41,578
C000209172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Large Cap Fund (Class R5)
Accumulated Value			10,000				11,790			14,175			14,610			20,439		26,683		20,447	23,718	31,417	37,201	40,879
C000209171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Large Cap Fund (Class Y)
Accumulated Value			10,000				11,816			14,239			14,693			20,534		26,784		20,521	23,806	31,527	37,323	40,982
C000209170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Large Cap Fund (Class R)
Accumulated Value			10,000				11,759			14,102			14,480			20,134		26,140		19,929	23,005	30,318	35,712	39,011
C000209174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Large Cap Fund (Class C) —including sales charge
Accumulated Value			10,000				11,698			13,959			14,262			19,731		25,487		19,330	22,204	29,110	34,385	37,662
C000209169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Large Cap Fund (Class A) —including sales charge
Accumulated Value			9,450				11,142			13,395			13,793			19,230		25,034		19,139	22,150	29,270	34,575	37,874
C000209176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Fund (Class A) —including sales charge
Accumulated Value			9,450				10,822			14,911			15,454			19,792		27,165		20,069	21,424	26,207	29,191	38,204
C000209180 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Fund (Class C) —including sales charge
Accumulated Value			10,000				11,368			15,543			15,986			20,315		27,672		20,287	21,496	26,091	29,061	38,046
C000209178 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Fund (Class R)
Accumulated Value			10,000				11,425			15,700			16,228			20,727		28,375		20,907	22,259	27,152	30,164	39,384
C000209177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Fund (Class Y)
Accumulated Value			10,000				11,480			15,855			16,472			21,142		29,090		21,538	23,049	28,259	31,550	41,393
C000209175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Fund (Class R5)
Accumulated Value			10,000				11,452			15,779			16,371			21,044		28,967		21,460	22,991	28,226	31,533	41,383
C000209179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Discovery Fund (Class R6)
Accumulated Value			10,000				11,501			15,908			16,554			21,286		29,328		21,745	23,301	28,608	31,981	42,015
C000222272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco NASDAQ 100 Index Fund (Class R6)
Accumulated Value		$ 10,000			$ 12,924				$ 10,228			$ 13,080			$ 16,596		$ 19,960		$ 25,187
C000241066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco SMA Municipal Bond Fund
Accumulated Value	$ 10,000			$ 10,036				$ 10,730			$ 10,952			$ 11,736
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Accumulated Value			10,000				11,623			13,909			14,315			17,455		22,895		20,325	23,566	29,960	34,718	41,793
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,049			9,944			10,955			11,665		11,655		10,313	10,189	10,933	11,276	11,489
MSCI World IndexSM Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index℠ (Net)
Accumulated Value			10,000				11,619			13,141			13,175			15,387		19,967		16,957	19,603	24,393	28,217	33,965
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Municipal Bond Index
Accumulated Value	10,000		10,000	10,124			10,092	10,757		10,153	10,805		10,992	11,254		11,339		11,729		10,781	10,974	11,660	11,711	12,198
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ® Composite Index
Accumulated Value		10,000			12,941				10,095			12,098			15,382		18,759		23,193
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P UBS Leveraged Loan Index
Accumulated Value			10,000				10,585			11,145			11,522			11,587		12,573		12,595	13,739	15,086	16,196	16,986
FTSE EPRA NAREIT Developed Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE EPRA/NAREIT Developed Index (Net)
Accumulated Value			10,000				9,990			10,538			11,394			9,836		13,115		10,895	10,329	12,132	12,348	13,495
Bloomberg U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Government/Credit Index
Accumulated Value			10,000				10,037			9,909			11,041			11,843		11,831		10,378	10,288	11,030	11,361	11,532
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
Accumulated Value			10,000				11,158			12,549			12,626			12,733		17,373		16,291	17,692	21,433	23,432	30,397
S And P 500 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Equal Weight Index
Accumulated Value			10,000				11,304			13,239			13,294			14,415		20,571		18,854	20,489	24,482	26,724	31,667
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
Accumulated Value			10,000				12,082			15,371			16,028			23,135		29,734		24,068	29,347	38,373	47,036	52,124
S And P Municipal Bond High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Municipal Bond High Yield Index
Accumulated Value	10,000		10,000	10,245			10,192	11,370		10,740	11,274		11,700	12,024		12,006		13,338		12,042	12,159	13,495	13,381	14,270
Custom Invesco Short Duration High Yield Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Custom Invesco Short Duration High Yield Municipal Index
Accumulated Value	$ 10,000		10,000	$ 10,199			10,156	$ 11,048		10,495	$ 11,142		11,197	$ 11,680		11,485		12,277		11,429	11,570	12,534	12,641	13,251
S And P Municipal Bond Short Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Municipal Bond Short Index
Accumulated Value			10,000				10,101			10,136			10,479			10,728		10,822		10,544	10,711	11,185	11,562	11,810
JP Morgan Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						JP Morgan Leveraged Loan Index
Accumulated Value			10,000				10,564			11,131			11,533			11,654		12,652		12,742	14,019	15,414	16,547	17,391
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Growth Index
Accumulated Value			10,000				11,639			15,213			13,537			15,876		21,529		16,091	17,181	20,218	22,336	27,528
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
Accumulated Value			$ 10,000				$ 11,491			$ 14,416			$ 12,557			$ 13,313		$ 19,581		$ 16,079	$ 16,827	$ 19,935	$ 21,563	$ 27,269
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq-100 Index®
Accumulated Value		$ 10,000			$ 12,980				$ 10,302			$ 13,129			$ 16,713		$ 20,143		$ 25,502